Income tax - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Average Effective Tax Rate	10.00%	6.00%
GUERNSEY
Statements [Line Items]
Applicable Tax Rate	0.00%	0.00%
Betway Limited [Member]
Statements [Line Items]
Unused tax losses			€ 57.4	€ 84.5	€ 96.6
GM Gaming Limited [Member]
Statements [Line Items]
Unused tax losses			€ 7.1	€ 7.2	€ 3.6